Related Party Transactions - Summary of Transactions Between Related Parties Explanatory (Detail) - Entities with joint control or significant influence over entity [member] - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	R$ (3,891,015)		R$ (3,891,015)		R$ (732,420)	R$ (451,481)
Income Expense From Related Party Transactions	(13,509)	R$ (18,863)	(36,541)	R$ (14,905)	(49,779)	(40,585)
Securities [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	105,100		105,100		123,813	69,647
Income Expense From Related Party Transactions	1,895	2,915	9,154	7,279	10,381	147,258
Securities Purchased Under Agreements To Resell [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	14,999		14,999		196,009
Income Expense From Related Party Transactions	650		3,557		1,550
Accounts Receivable [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	10,178		10,178		594
Income Expense From Related Party Transactions	(163)	(2,270)	233		1,025
Securities Sold Under Repurchase Agreements [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	(4,000,000)		(4,000,000)		(1,000,168)	(426,207)
Income Expense From Related Party Transactions	(15,514)	(18,313)	(48,243)	(18,313)	(58,078)	(3,586)
Borrowings [Member]
Disclosure of transactions between related parties [line items]
Due From Due To Related Party Transactions	(21,292)		(21,292)		(52,668)	(94,921)
Income Expense From Related Party Transactions	R$ (377)	R$ (1,195)	R$ (1,242)	R$ (3,871)	R$ (4,657)	R$ (184,257)